Eaton Vance
Tax-Managed Small-Cap Fund
January 31, 2026 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $115,186,062 and the Fund owned 61.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	27,572	$ 2,283,237
		$ 2,283,237
Automobile Components — 2.7%
Dorman Products, Inc.(1)	40,059	$ 4,975,328
		$ 4,975,328
Banks — 13.4%
Commerce Bancshares, Inc.	71,652	$ 3,771,761
Community Financial System, Inc.	85,197	5,324,813
First Financial Bankshares, Inc.	59,081	1,879,957
Old National Bancorp	169,059	4,130,111
Southstate Bank Corp.	51,696	5,290,052
Stock Yards Bancorp, Inc.	10,134	685,971
Webster Financial Corp.	60,874	4,003,683
		$ 25,086,348
Building Products — 11.9%
A.O. Smith Corp.	54,325	$ 3,992,344
AAON, Inc.	24,680	2,247,361
Advanced Drainage Systems, Inc.	20,419	3,104,505
AZZ, Inc.	30,038	3,733,423
CSW Industrials, Inc.	21,737	5,868,555
Hayward Holdings, Inc.(1)	210,605	3,399,165
		$ 22,345,353
Capital Markets — 2.0%
Stifel Financial Corp.	29,708	$ 3,662,996
		$ 3,662,996
Chemicals — 4.0%
Balchem Corp.	19,515	$ 3,320,867
Quaker Chemical Corp.	26,901	4,135,760
		$ 7,456,627
Construction Materials — 0.5%
Knife River Corp.(1)	12,935	$ 868,844
		$ 868,844
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.7%
Chefs' Warehouse, Inc.(1)	22,312	$ 1,403,425
		$ 1,403,425
Containers & Packaging — 1.8%
AptarGroup, Inc.	26,617	$ 3,325,794
		$ 3,325,794
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc.(1)	38,087	$ 3,527,999
		$ 3,527,999
Diversified REITs — 2.4%
Essential Properties Realty Trust, Inc.	146,962	$ 4,461,766
		$ 4,461,766
Electric Utilities — 2.2%
IDACORP, Inc.	31,453	$ 4,176,644
		$ 4,176,644
Electrical Equipment — 1.3%
Thermon Group Holdings, Inc.(1)	53,038	$ 2,399,969
		$ 2,399,969
Electronic Equipment, Instruments & Components — 1.4%
Badger Meter, Inc.	18,008	$ 2,639,613
		$ 2,639,613
Financial Services — 1.4%
Euronet Worldwide, Inc.(1)	36,278	$ 2,628,704
		$ 2,628,704
Food Products — 1.1%
Post Holdings, Inc.(1)	20,196	$ 2,066,253
		$ 2,066,253
Ground Transportation — 1.0%
Landstar System, Inc.	2,244	$ 335,164
Lyft, Inc., Class A(1)	87,154	1,470,288
		$ 1,805,452
Health Care Providers & Services — 6.5%
Addus HomeCare Corp.(1)	19,947	$ 2,064,116
Chemed Corp.	4,396	1,877,708
Option Care Health, Inc.(1)	93,696	3,185,664

Tax-Managed Small-Cap Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Progyny, Inc.(1)	29,082	$ 694,187
U.S. Physical Therapy, Inc.	52,721	4,421,710
		$ 12,243,385
Health Care Technology — 1.0%
Certara, Inc.(1)	127,348	$ 1,119,389
HeartFlow, Inc.(1)	26,714	797,947
		$ 1,917,336
Hotels, Restaurants & Leisure — 4.4%
Aramark	114,485	$ 4,406,527
Wyndham Hotels & Resorts, Inc.	51,939	3,780,640
		$ 8,187,167
Household Durables — 1.3%
Meritage Homes Corp.	14,519	$ 1,009,215
Taylor Morrison Home Corp.(1)	22,404	1,365,524
		$ 2,374,739
Household Products — 0.5%
WD-40 Co.	4,285	$ 990,821
		$ 990,821
Industrial REITs — 4.0%
EastGroup Properties, Inc.	16,488	$ 2,994,880
Rexford Industrial Realty, Inc.	46,731	1,894,008
Terreno Realty Corp.	43,280	2,663,451
		$ 7,552,339
Insurance — 4.8%
First American Financial Corp.	36,267	$ 2,291,349
Hamilton Insurance Group Ltd., Class B(1)	113,918	3,161,225
White Mountains Insurance Group Ltd.	1,757	3,592,942
		$ 9,045,516
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	32,588	$ 2,088,565
		$ 2,088,565
Machinery — 9.3%
Atmus Filtration Technologies, Inc.	54,037	$ 3,132,525
Donaldson Co., Inc.	55,943	5,702,830
ESCO Technologies, Inc.	14,019	3,198,715
Security	Shares	Value
Machinery (continued)
Franklin Electric Co., Inc.	51,939	$ 5,174,163
Middleby Corp.(1)	1,707	251,219
		$ 17,459,452
Professional Services — 1.6%
CBIZ, Inc.(1)	74,944	$ 2,949,046
		$ 2,949,046
Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems, Inc.(1)	73,619	$ 2,717,277
Diodes, Inc.(1)	68,587	4,059,665
		$ 6,776,942
Software — 3.6%
Alkami Technology, Inc.(1)	52,741	$ 1,117,582
CCC Intelligent Solutions Holdings, Inc.(1)	388,189	2,942,473
Descartes Systems Group, Inc.(1)	31,499	2,354,865
nCino, Inc.(1)	16,497	352,211
		$ 6,767,131
Specialty Retail — 2.4%
Valvoline, Inc.(1)	136,774	$ 4,475,245
		$ 4,475,245
Textiles, Apparel & Luxury Goods — 1.7%
Steven Madden Ltd.	73,605	$ 3,229,787
		$ 3,229,787
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	67,599	$ 3,607,083
EquipmentShare.com, Inc., Class A(1)	65,549	2,038,574
		$ 5,645,657
Total Common Stocks (identified cost $154,335,619)		$186,817,480

Tax-Managed Small-Cap Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(2)	2,268,671	$ 2,268,671
Total Short-Term Investments (identified cost $2,268,671)		$ 2,268,671
Total Investments — 100.9% (identified cost $156,604,290)		$189,086,151
Other Assets, Less Liabilities — (0.9)%		$ (1,623,813)
Net Assets — 100.0%		$187,462,338
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Portfolio did not have any open derivative instruments at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $2,268,671, which represents 1.2% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,275,840	$11,547,356	$(14,554,525)	$ —	$ —	$2,268,671	$22,209	2,268,671
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$186,817,480*	$ —	$ —	$186,817,480
Short-Term Investments	2,268,671	—	—	2,268,671
Total Investments	$189,086,151	$—	$—	$189,086,151
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.